Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated June 5, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020 and April 30, 2020

Effective July 31, 2020, the table listing the fees and expenses for Market Neutral Income Fund on page 1 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	0.66%	0.66%	0.66%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Dividend Expense on Short Positions	0.18%	0.18%	0.18%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.26%	2.01%	1.01%

[1] “Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds, affiliated mutual funds, and ETFs.

Effective July 31, 2020, the tables under the “Example” section for Market Neutral Income Fund on page 1 of the Prospectus are deleted and replaced with the following:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	304	630	1,083	2,338
Class I	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	204	630	1,083	2,338
Class I	103	322	558	1,236

Calamos Market Neutral Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated June 5, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020 and April 30, 2020

Effective July 31, 2020, the table listing the fees and expenses for Market Neutral Income Fund on page 1 of the Prospectus is deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment):	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	0.66%	0.66%	0.66%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Dividend Expense on Short Positions	0.18%	0.18%	0.18%
Other Expenses	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.26%	2.01%	1.01%

[1] “Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds, affiliated mutual funds, and ETFs.

Effective July 31, 2020, the tables under the “Example” section for Market Neutral Income Fund on page 1 of the Prospectus are deleted and replaced with the following:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	304	630	1,083	2,338
Class I	103	322	558	1,236

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	400	664	948	1,756
Class C	204	630	1,083	2,338
Class I	103	322	558	1,236

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Calamos Market Neutral Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	$ 400
Three Years	rr_ExpenseExampleYear03	664
Five Years	rr_ExpenseExampleYear05	948
Ten Years	rr_ExpenseExampleYear10	1,756
One Year	rr_ExpenseExampleNoRedemptionYear01	400
Three Years	rr_ExpenseExampleNoRedemptionYear03	664
Five Years	rr_ExpenseExampleNoRedemptionYear05	948
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,756
Calamos Market Neutral Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
One Year	rr_ExpenseExampleYear01	$ 304
Three Years	rr_ExpenseExampleYear03	630
Five Years	rr_ExpenseExampleYear05	1,083
Ten Years	rr_ExpenseExampleYear10	2,338
One Year	rr_ExpenseExampleNoRedemptionYear01	204
Three Years	rr_ExpenseExampleNoRedemptionYear03	630
Five Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,338
Calamos Market Neutral Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Short Positions	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	322
Five Years	rr_ExpenseExampleYear05	558
Ten Years	rr_ExpenseExampleYear10	1,236
One Year	rr_ExpenseExampleNoRedemptionYear01	103
Three Years	rr_ExpenseExampleNoRedemptionYear03	322
Five Years	rr_ExpenseExampleNoRedemptionYear05	558
Ten Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236

[1]	“Acquired Fund Fees and Expenses” include certain expenses incurred in connection with the Fund’s investment in various money market funds, affiliated mutual funds, and ETFs.